FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 68,200	$ 61,698
Financial liabilities	309,580	284,508
Financial assets	68,200	61,698
Fair value through profit or loss
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14,494	14,769
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	30,033	25,887
Financial assets	30,033	25,887
Other financial assets | Fair value through profit or loss
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	11,431	10,029
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	21,925	20,760
Financial assets	21,925	20,760
Accounts receivable and other | Fair value through profit or loss
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,063	4,740
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	733	1,157
Financial liabilities	156	0
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	733	1,157
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	156	0
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	42	21
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	304	475
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	387	661
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,365	9,531
Financial liabilities	3,877	2,037
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,504	5,144
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,877	2,037
Level 2 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,877
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,360	1,362
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,658	1,554
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	943	909
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,543	1,319
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,861	4,387
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14,088	10,893
Financial liabilities	2,349	3,652
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	12,881	10,540
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,349	3,523
Level 3 | Accounts payable and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,349
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	129
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		740
Level 3 | Corporate bonds | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	810
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,412	6,036
Level 3 | Fixed income securities and other | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,412
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,659	3,764
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 1,207	$ 353